Benefit Plans and Stock-Based Compensation - Summary of Activity of Stock Option Plans and Arrangements (Detail) - $ / shares	12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018	Mar. 25, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding Beginning balance	813,666	874,162	666,162
Equity cash-out payment	(51,400)	(60,000)
Granted			218,000
Forfeited	(21,206)	(496)	(10,000)
Outstanding Ending balance	741,060	813,666	874,162
Outstanding Beginning balance	$ 1.13	$ 1.13	$ 1.02
Equity cash-out payment	1.00	1.08
Granted			1.43
Forfeited	1.11	1.05	0.78
Outstanding Ending balance	$ 1.14	$ 1.13	$ 1.13